Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of components of income tax expense and benefits

	2022	2021
	$	$

Current income tax
Expense for the year	—	—
Current income tax expense	—	—

Deferred income tax
Origination and reversal of temporary differences	(63,178)	(33,018)
Change in unrecognized deductible temporary differences	63,051	20,417
Other	1,833	(370)
Deferred income tax (expense) recovery	(1,706)	(12,971)
Income tax (expense) recovery	(1,706)	(12,971)

Schedule of reconciliation of income

	2022	2021
	$	$
Loss before income taxes	(190,754)	(146,273)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(50,550)	(38,762)
Increase in income taxes resulting from:
Non-deductible expenses, net	(291)	653
(Non-deductible) non-taxable portion of capital losses, net	(8,202)	(185)
Share of equity associate loss	78	230
Change in unrecognized deferred tax assets	63,051	20,417
Differences in foreign statutory tax rates	(3,970)	(1,128)
Deferred premium on flow-through shares	810	(1,847)
Effect of flow-through shares renunciation	(1,052)	8,021
Other	1,832	(370)
Total income tax expense (recovery)	1,706	(12,971)

Schedule of deferred tax assets and liabilities

	2022	2021
	$	$
Deferred tax assets:
Non-capital losses	929	—
Deferred and restricted share units	29	—
Other	8,209	—
Deferred tax assets	9,167	—

Deferred tax liabilities:
Property, Plant & Equipment	(3,873)	—
Stream Interest	(28,823)	—
Investments	—	(1,205)
Other	(45)	—
Deferred tax liability	(32,741)	(1,205)
Deferred tax liability, net	(23,574)	(1,205)

Schedule of movement for deferred tax assets and deferred tax liabilities

		Statement	Other
	Dec. 31,	of income	comprehensive	Translation	Business	Dec. 31,
	2021	(loss)	income	adjustment	combination	2022
	$	$			$	$
Deferred tax assets:
Non-capital losses	—	937	—	(8)	—	929
Deferred and restricted share units	—	56	—	(2)	(25)	29
Other assets	—	5,053	—	116	3,040	8,209

Deferred tax liabilities:
Investments	(1,205)	1,205	—	—	—	—
Stream interests	—	(6,429)	—	(1,040)	(21,354)	(28,823)
Property, Plant, & Equipment	—	(2,528)	—	(44)	(1,301)	(3,873)
Other Liabilities	—	—	—	(2)	(43)	(45)
	(1,205)	(1,706)	—	(980)	(19,684)	(23,574)

		Statement		Other
	Dec. 31,	Of income		comprehensive	Dec. 31,
	2020	(loss)	Equity	income	2021
	$	$	$	$	$
Deferred tax assets:
Non-capital losses	510	(510)	—	—	—
Share and debt issue expenses	1,505	28	(1,533)	—	—

Deferred tax liabilities:
Exploration and evaluation assets	(8,188)	8,188	—	—	—
Investments	(8,126)	5,265	—	1,656	(1,205)
	(14,299)	12,971	(1,533)	1,656	(1,205)

(c)	Unrecognized deferred tax liabilities

Schedule of unrecognized deferred tax assets

	2022	2021
	$	$

Non-capital losses carried forward	116,656	64,650
Mineral stream interests – Mexico	8,789	7,446
Unrealized losses on investments in associates	3,124	1,367
Other	156	1,694
	128,725	75,584